Discontinued Operations (Revenues and Earnings Attributable to Divestiture) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net (loss) income from discontinued operations	$ 0	$ 516	$ (427)
Sale of Motorola Home and Motorola Mobile | Motorola Mobile
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues		5,486	4,306
Loss from discontinued operations before income taxes		(177)	(1,403)
Benefits from/(Provision for) income taxes		(47)	270
Gain on disposal		740	0
Net (loss) income from discontinued operations		$ 516	(1,133)
Sale of Motorola Home and Motorola Mobile | Motorola Home
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			804
Loss from discontinued operations before income taxes			(67)
Benefits from/(Provision for) income taxes			16
Gain on disposal			757
Net (loss) income from discontinued operations			$ 706